UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basix Capital, LLC
Address:  One Montgomery Street, Suite 3300
          San Francisco, CA  94104

Form 13F File Number:    28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Matthew P. Spotswood
Title:    Manager
Phone:    415-248-1021

Signature, Place and Date of Signing:
_________________________________________________________________
Matthew P. Spotswood          San Francisco, CA        May ___, 2006
          [Signature]         [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      36

Form 13F Information Table Value Total:      119,703 (x 1000)


List of Other Included Managers:

NONE


NAME OF ISSUER                     TITLE OF            CUSIP              VALUE
SHARES      INV.   OTHER  VOTING AUTH
                                   CLASS                                  X1000
DISC   MGR    Sole


AAR CORP -W/RTS TO PUR C/STK       COMMON STOCKS            000361105       3648
128100   SH   Sole       128100
ACXIOM CORP                        NASDAQ OTC ISSUES        005125109       2537
98200   SH   Sole        98200
AVNET INC                          COMMON STOCKS            053807103       3721
146600   SH   Sole       146600
BENCHMARK ELECTRONICS INC          COMMON STOCKS            08160H101       3356
87500   SH   Sole        87500
CELANESE CORPORATION               NASDAQ OTC ISSUES        150870103       4167
198700   SH   Sole       198700
CHARLOTTE RUSSE HLDG INC           NASDAQ OTC ISSUES        161048103       3296
154000   SH   Sole       154000
COMMSCOPE INC                      COMMON STOCKS            203372107       3869
135500   SH   Sole       135500
CYMER INC                          NASDAQ OTC ISSUES        232572107       4171
91800   SH   Sole        91800
CYTEC INDUSTRIES INC               COMMON STOCKS            232820100       4681
78000   SH   Sole        78000
DOLLAR TREE STORES INC             NASDAQ OTC ISSUES        256747106       3232
116800   SH   Sole       116800
ELECTRONICS FOR IMAGING INC        NASDAQ OTC ISSUES        286082102       3728
133300   SH   Sole       133300
FLIR SYSTEMS INC                   NASDAQ OTC ISSUES        302445101       2906
102300   SH   Sole       102300
FLOW INTERNATIONAL CORP            NASDAQ OTC ISSUES        343468104       1301
98800   SH   Sole        98800
FOUNDRY NETWORKS INC               NASDAQ OTC ISSUES        35063R100       4756
261900   SH   Sole       261900
GRANITE CONSTR INC                 COMMON STOCKS            387328107       1967
40400   SH   Sole        40400
HARLAND JOHN H CO                  COMMON STOCKS            412693103       2951
75100   SH   Sole        75100
HUTCHINSON TECHNOLOGY INC          NASDAQ OTC ISSUES        448407106       2806
93000   SH   Sole        93000
INTERNET HOLDRS TR                 COMMON STOCKS            46059W102       3199
55000   SH   Sole        55000
LITTLEFUSE INC                     NASDAQ OTC ISSUES        537008104       4338
127100   SH   Sole       127100
MASTEC INC                         COMMON STOCKS            576323109       4451
314100   SH   Sole       314100
MICREL INC                         NASDAQ OTC ISSUES        594793101       3306
223100   SH   Sole       223100
MKS INSTRUMENT INC                 NASDAQ OTC ISSUES        55306N104       3350
143000   SH   Sole       143000
PERKINELMER INC                    COMMON STOCKS            714046109       3858
164400   SH   Sole       164400
PHOTON DYNAMICS INC                NASDAQ OTC ISSUES        719364101       1598
85200   SH   Sole        85200
PIKE ELEC CORP                     NASDAQ OTC ISSUES        721283109       2651
126200   SH   Sole       126200
PMC-SIERRA INC                     NASDAQ OTC ISSUES        69344F106       3281
267000   SH   Sole       267000
QUIKSILVER   INC                   COMMON STOCKS            74838C106       2725
196600   SH   Sole       196600
SEMTECH                            NASDAQ OTC ISSUES        816850101       2916
163000   SH   Sole       163000
SPARTECH CORP-NEW                  COMMON STOCKS            847220209       3365
140200   SH   Sole       140200
STERLING CONSTRUCTION COMPANY      NASDAQ OTC ISSUES        859241101       3204
147700   SH   Sole       147700
SWIFT TRANSPORTATION CO INC        NASDAQ OTC ISSUES        870756103       2347
108000   SH   Sole       108000
SYNOPSYS INC                       NASDAQ OTC ISSUES        871607107       4356
194900   SH   Sole       194900
TEKTRONIX INC                      COMMON STOCKS            879131100       4671
130800   SH   Sole       130800
TOO INC                            COMMON STOCKS            890333107       1374
40000   SH   Sole        40000
WASHINGTION GROUP INTL INC COM     NASDAQ OTC ISSUES        938862208       3730
65000   SH   Sole        65000
WEST CORP                          NASDAQ OTC ISSUES        952355105       3890
87100   SH   Sole        87100



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